RESQ DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 85.8%
	EQUITY - 85.0%
17,800	Amplify Transformational Data Sharing ETF	$ 1,016,558
44,400	CoinShares Bitcoin Mining ETF	1,009,656
8,200	Communication Services Select Sector SPDR Fund	889,946
4,900	Consumer Discretionary Select Sector SPDR Fund	1,064,917
6,900	Consumer Staples Select Sector SPDR Fund	558,693
400,000	Direxion Daily S&P 500 Bear 3X Shares	1,876,000
20,000	Direxion Daily Technology Bear 3X Shares	535,200
3,850	Energy Select Sector SPDR Fund	326,519
26,200	Financial Select Sector SPDR Fund	1,372,094
18,200	Global X Blockchain ETF	958,776
7,263	Health Care Select Sector SPDR Fund	978,980
5,900	Industrial Select Sector SPDR Fund	870,368
66,400	Invesco China Technology ETF	2,938,200
77,400	iShares China Large-Cap ETF	2,845,224
27,200	iShares MSCI ACWI ETF	3,497,919
2,100	iShares U.S. Utilities ETF	219,597
85,000	KraneShares Bosera MSCI China A 50 Connect Index	2,063,800
2,200	Materials Select Sector SPDR Fund	193,182
4,800	Real Estate Select Sector SPDR Fund	198,816
13,800	SPDR S&P Oil & Gas Exploration & Production ETF	1,736,040
11,300	Technology Select Sector SPDR Fund	2,861,499
3,300	VanEck Oil Services ETF	759,957
4,000	Vanguard S&P 500 ETF	2,272,120
		31,044,061
	SPECIALTY - 0.8%
14,500	ProShares UltraPro Short QQQ	283,765

	TOTAL EXCHANGE-TRADED FUNDS (Cost $28,967,738)	31,327,826

	SHORT-TERM INVESTMENTS — 14.2%
	MONEY MARKET FUNDS - 14.2%
5,172,593	First American Government Obligations Fund, Class X, 4.21% (Cost $5,172,593)(a)	$ 5,172,593

	TOTAL INVESTMENTS - 100.0% (Cost $34,140,331)	$ 36,500,419
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	8,811
	NET ASSETS - 100.0%	$ 36,509,230

ACWI	- All Country World Index
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2025.

RESQ STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 83.1%
	FIXED INCOME - 83.1%
39,700	iShares 1-3 Year Treasury Bond ETF	$ 3,289,542
52,000	iShares 20+ Year Treasury Bond ETF	4,589,000
64,500	JPMorgan Ultra-Short Income ETF	3,268,860
16,300	PIMCO Enhanced Short Maturity Active ETF	1,638,721
195,000	SPDR Portfolio Long Term Treasury ETF	5,183,099
47,100	Vanguard Extended Duration Treasury ETF	3,169,830
83,000	Vanguard Long-Term Treasury ETF	4,657,960
83,000	Vanguard Long-Term Treasury ETF	4,657,960
	TOTAL EXCHANGE-TRADED FUNDS (Cost $ 26,806,423)	25,797,012

	SHORT-TERM INVESTMENTS — 17.0%
	MONEY MARKET FUNDS - 17.0%
5,275,621	First American Government Obligations Fund, Class X, 4.21% (Cost $5,275,621)(a)	5,275,621

	TOTAL INVESTMENTS - 100.1% (Cost $32,082,044)	$ 31,072,633
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(30,317)
	NET ASSETS - 100.0%	$ 31,042,316

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2025.